Simplify Interest Rate Hedge ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 61.5%
U.S. Treasury Bill, 3.63%, 4/14/2026 (a) ........................................ $ 40,000 $ 39,948
U.S. Treasury Bill, 3.63%, 5/12/2026 (a)(b) ...................................... 4,000,000 3,983,492
U.S. Treasury Bill, 3.66%, 5/19/2026 (a)(b) ...................................... 11,400,000 11,344,824
U.S. Treasury Bill, 3.66%, 5/26/2026 (a)(b) ...................................... 3,300,000 3,281,699
U.S. Treasury Bill, 3.68%, 6/9/2026 (a)(b) ....................................... 11,950,000 11,867,840
U.S. Treasury Bill, 3.68%, 6/23/2026 (a)(b) ...................................... 34,610,000 34,324,732
U.S. Treasury Bill, 3.68%, 7/7/2026 (a)(b) ....................................... 21,900,000 21,687,460
U.S. Treasury Bill, 3.72%, 7/21/2026 (a)(b) ...................................... 30,960,000 30,616,105
Total U.S. Treasury Bills (Cost $117,142,722) ........................................ 117,146,100
Shares
U.S. Exchange-Traded Funds – 26.3%
Money Market ETFs - 26.3%
Simplify Government Money Market ETF(c)(d)
(Cost $50,181,721) ....................................................... 501,500 50,180,090
Notional Amount
Purchased Swaptions – 3.1%
Puts – Over the Counter – 3.1%
Interest Rate Swaption , pay semi annually a fixed rate of 5.00% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Bank of
America) ...................................................... 126,000,000 (19,689)
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Barclays
Bank PLC)(e) ................................................... 65,000,000 (789,018)
Interest Rate Swaption , pay semi annually a fixed rate of 4.80% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Citigroup
Global Markets) ................................................. 80,000,000 (46,028)
Interest Rate Swaption , pay semi annually a fixed rate of 5.00% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Citigroup
Global Markets) ................................................. 120,000,000 633,155
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: Goldman
Sachs International) ............................................. 315,000,000 (689,233)
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Goldman
Sachs International) ............................................. 130,000,000 (1,184,296)
Interest Rate Swaption , pay semi annually a fixed rate of 4.80% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Goldman
Sachs International) ............................................. 827,000,000 1,902,487
Interest Rate Swaption , pay semi annually a fixed rate of 5.00% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Goldman
Sachs International) ............................................. 360,000,000 (339,682)
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: J&P Morgan
Chase & Co.) ................................................... 135,000,000 (1,607,673)
Interest Rate Swaption , pay semi annually a fixed rate of 4.75% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: J&P Morgan
Chase & Co.) ................................................... 362,000,000 394,150
Interest Rate Swaption , pay semi annually a fixed rate of 5.00% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: J&P Morgan
Chase & Co.) ................................................... 178,000,000 (548,213)
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/13/30 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... 1,045,000,000 8,570,121

Simplify Interest Rate Hedge ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Notional Amount Value
Interest Rate Swaption , pay semi annually a fixed rate of 4.75% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... 40,000,000 $ (343,616)
Interest Rate Swaption , pay semi annually a fixed rate of 5.00% and received quarterly a floating rate of SOFR, Expires 6/16/32 (counterparty: Morgan
Stanley Capital Services LLC)(e) ................................... 52,000,000 0
5,932,465
Total Purchased Swaptions (Cost $0) ................................................. 5,932,465
Shares
Money Market Fund – 0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(f)
(Cost $1,000,762) ........................................................ 1,000,762 1,000,762
Total Investments – 91.4%
(Cost $168,325,205) ............................................................ $ 174,259,417
Other Assets in Excess of Liabilities – 8.6% ............................................ 16,392,794
Net Assets – 100.0% ............................................................. $ 190,652,211
Notional Amount
Written Swaption – 9.0%
Puts – Over the Counter – 9.0%
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/01/30 (counterparty: Citigroup
Global Markets) ................................................. (130,000,000) 1,433,065
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/01/30 (counterparty: Goldman
Sachs International) ............................................. (695,000,000) 7,033,121
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/02/30 (counterparty: Goldman
Sachs International) ............................................. (200,000,000) 3,732,856
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/01/30 (counterparty: J&P Morgan
Chase & Co.) ................................................... (250,000,000) (172,829)
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/01/30 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... (100,000,000) 2,104,327
Interest Rate Swaption , pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/02/30 (counterparty: Morgan
Stanley Capital Services LLC) ..................................... (315,000,000) 3,045,283
17,175,823
Total Written Swaption (Cost $0) .................................................... 17,175,823
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $107,631,733 have been pledged as collateral for purchased swaptions as of March
31, 2026.
(c) Affiliated fund managed by Simplify Asset Management Inc.
(d) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(e) U.S. Treasury Notes with a market value of $10,733,561 have been pledged as collateral by the broker for purchased swaptions as of March 31, 2026.
(f) Rate shown reflects the 7-day yield as of March 31, 2026.

Simplify Interest Rate Hedge ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
3
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 77,238,993 $ (27,060,602) $ 3,330 $ (1,631) $ 50,180,090 501,500 $ 801,520 $ —
$ — $ 77,238,993 $ (27,060,602) $ 3,330 $ (1,631) $ 50,180,090 501,500 $ 801,520 $ —

Simplify Interest Rate Hedge ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
4
At March 31, 2026, centrally cleared interest rate swap contracts outstanding were as follows:
Rate Paid by
Fund
Rate Received
by the Fund(1)
Payment
Frequency Paid/
received Counterparty
Maturity
Date
Notional
Amount Fair Value
Upfront
Premium Paid/
(Received)
Unrealized
Appreciation/
(depreciation)
2.11
4.39% (1 Day
SOFR + 0.00%) Annual/Annual MSCS 05/15/2048 – $ 2,675 $ 0 $ 2,675
(1) The Fund pays the fixed rate and receives the floating rate.
Abbreviations:
MSCS : Morgan Stanley Capital Services LLC
SOFR : Secured Overnight Financing Rate